Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 16, 2020
Document Effective Date	Nov. 16, 2020
Prospectus Date	Nov. 16, 2020
Virtus SGA New Leaders Growth Fund | Class I
Prospectus:
Trading Symbol	VNLIX
Virtus SGA New Leaders Growth Fund | Class C
Prospectus:
Trading Symbol	VNLCX
Virtus SGA New Leaders Growth Fund | Class A
Prospectus:
Trading Symbol	VNLAX
Virtus SGA New Leaders Growth Fund | Class R6
Prospectus:
Trading Symbol	VNLRX